Share capital and share base payments - Changes in Share Capital (Details) - EUR (€)																					12 Months Ended
	Dec. 31, 2020	Sep. 24, 2020	Sep. 11, 2020	Jul. 13, 2020	Jul. 13, 2020	Jul. 07, 2020	Jan. 27, 2020	Jan. 15, 2020	Dec. 31, 2019		Oct. 22, 2019	Oct. 21, 2019	Jul. 17, 2019	Jul. 05, 2019	Apr. 18, 2019	Feb. 08, 2019	Dec. 31, 2018	Nov. 29, 2018	Oct. 25, 2018	Sep. 20, 2018	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of changes in the share capital
Balance at beginning of period																					€ 217,416,000	[1]	€ 167,240,000		€ 99,444,000	[2]
Nominal value (in EUR per share)	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05		€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05	€ 0.05		€ 0.05		€ 0.05		€ 0.05
Exercise and subscription of equity instruments																					€ 47,000		€ 46,000		€ 111,000
Exercise and subscription of equity instruments (in shares)																					175,331		511,035		72,055
Increase (decrease) through share-based payment transactions, equity																					€ 2,476,000		€ 3,826,000		€ 2,707,000
Balance at end of period	€ 155,976,000								€ 217,416,000	[1]							€ 167,240,000				€ 155,976,000		217,416,000	[1]	€ 167,240,000
Proceeds from issuing shares																							621,000
Payments for the issuing of shares																							€ 2,150,000
Common shares
Disclosure of changes in the share capital
Balance at beginning of period (in shares)																					78,811,114		63,932,655		57,600,100
Nominal value (in EUR per share)	€ 0.05																				€ 0.05
Exercise and subscription of equity instruments (in shares)	650	4,550	650	57,376		25,000	85,650	1,500	250,000		50,000	14,375,000	66,559	25,000	110,500	750		50,000		22,055
Increase capital, net (in shares)																			6,260,500
Exercise and subscription of equity instruments through conversion (in shares)									650
Balance at end of period (in shares)	78,986,490								78,811,114								63,932,655				78,986,490		78,811,114		63,932,655
Preferred shares
Disclosure of changes in the share capital
Balance at beginning of period (in shares)																					14,507		6,931		6,931
Exercise and subscription of equity instruments (in shares)	(5)	(35)	(5)	0		0	0	0	0		0	0	0	0	7,581	0		0		0
Increase capital, net (in shares)																			0
Exercise and subscription of equity instruments through conversion (in shares)									(5)
Balance at end of period (in shares)	14,462								14,507								6,931				14,462		14,507		6,931
Share capital
Disclosure of changes in the share capital
Balance at beginning of period																					€ 3,941,281		€ 3,196,979		€ 2,880,352	[2]
Exercise and subscription of equity instruments	€ 32	€ 226	€ 32	€ 2,869	€ 4,119	€ 1,250	€ 4,283	€ 75	€ 12,500		€ 2,500	€ 718,750	€ 3,328	€ 1,250	€ 5,904	€ 38		€ 2,500		€ 1,103	9,000		26,000		4,000
Increase in capital																			€ 313,025
Share issuance costs												0							0
Increase (decrease) through share-based payment transactions, equity	0								0								€ 0
Exercise and subscription of equity instruments through conversion									32
Balance at end of period	3,950,048								3,941,281								3,196,979				3,950,048		3,941,281		3,196,979
Share premium
Disclosure of changes in the share capital
Balance at beginning of period																					369,617,017		299,932,221		234,874,392	[2]
Exercise and subscription of equity instruments	(32)	€ (226)	€ (32)	€ (2,869)	€ 43,000	€ 43,000	€ (4,283)	€ 2,985	(12,500)		€ (2,500)	66,459,716	€ (3,328)	€ 43,000	€ (5,904)	€ 1,493		€ 108,125		€ (1,103)	38,000		20,000		107,000
Increase in capital																			62,291,975
Share issuance costs												€ (621,121)							€ (48,078)
Increase (decrease) through share-based payment transactions, equity	2,475,422								3,825,973								2,706,910				2,476,000		3,826,000		2,707,000
Exercise and subscription of equity instruments through conversion									(32)
Balance at end of period	€ 372,130,982								€ 369,617,017								€ 299,932,221				€ 372,130,982		€ 369,617,017		€ 299,932,221

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2018 include the impacts of the first application of IFRS 9 and IFRS 15 standards that became applicable on January 1, 2018. The comparative consolidated financial information as of and for the year ended December 31, 2017 have not been restated. See Note 2.d et 2.e for more details on transition measures.